CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		12 Months Ended		37 Months Ended
	Feb. 27, 2017	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Debt Instrument [Line Items]
Proceeds from convertible debt			$ 184	$ 1,239
Proceeds from related party debt			$ 340
Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt					$ 3,342
Proceeds from related party debt					$ 892
Debt instrument interest rate percentage			8.00%		8.00%
Debt instrument maturity date					Dec. 12, 2017
Convertible notes price for voluntary conversions			$ 2.457		$ 2.457
Convertible notes discounted conversion price			$ 5.46		$ 5.46
Minimum value that will trigger holders to participate in next equity round			$ 2,000		$ 2,000
Minimum pre-money valuation that will trigger the expiration of Participation Rights			$ 20,000		$ 20,000
Accured interest on Convertible Notes converted during period		$ 3,838
Convertible Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Ordinary shares issued from conversion of Convertible Notes	1,397,068